Accrued Expenses - Accrued Expenses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Payables And Accruals [Abstract]
Accrued wages	$ 61,759	$ 47,240
Interest payable	48,793	42,214
Accrued phone	48,201	36,105
Accrued other taxes (non-income related)	42,022	38,608
Deferred income tax	7,697
Accrued employee benefit costs	6,178	11,414
Accrued lease expense	3,204	8,392
Income taxes payable	5,922	4,336
Other current liabilities	25,906	30,843
Total	$ 249,682	$ 219,152